Note 20 - Sale of Leaseback of Vessels (Details Textual) - USD ($)		2 Months Ended	12 Months Ended
	Dec. 16, 2016	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sale Leaseback Transaction, Term of Lease	5 years 91 days	4 years
Gas Premiership and Gas Cathar [Member]
Sale Leaseback Transaction, Deferred Gain, Gross		$ 780,695
Sale Leaseback Transaction, Current Period Gain Recognized			$ 195,040	$ 195,574	$ 195,040
Gas Premiership and Gas Cathar [Member] | Charter Hire Expenses [Member]
Sale Leaseback Transaction, Rent Expense			3,719,810	$ 4,249,961	$ 4,320,000
Minimum Lease Payments, Sale Leaseback Transactions, Next Twelve Months			3,540,000
Minimum Lease Payments, Sale Leaseback Transactions, within Two Years			1,560,000
Minimum Lease Payments, Sale Leaseback Transactions, within Three Years			$ 390,000